Notes on the consolidated statements of operations and comprehensive loss Schedule of debt (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Income Statement [Abstract]
Subscription revenue	€ 52,537	€ 42,116
Advertising revenue	477	0
Total Revenue	53,014	42,116
Impairment losses recognized on accounts receivable	€ 1,646	€ 2,931